UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas    66202

(Address of principal executive offices)     (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code:   913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Municipal High Income Fund

December 31, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.91%

Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	$3,500	$4,094,545
Hayden-Winkelman Unified School District No. 41 of Gila County, Arizona, Capital Appreciation Refunding Bonds, Series 1995,
0.0%, 7-1-10	4,925	3,816,826
The Industrial Development Authority of the County of Pima, Education Revenue Bonds, Paradise Education Center Project, Series 2003A,
5.75%, 6-1-24	2,100	2,083,389
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,115	1,122,192
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,417,605
		12,534,557

California - 2.40%

Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	5,000	5,598,050
State of California Various Purpose General Obligation Bonds,
5.0%, 2-1-23	2,620	2,736,616
California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Colton Gardens Apartments Project), Series 2003A,
6.25%, 7-1-42	2,000	2,000,000
		10,334,666

Colorado - 11.89%

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,
5.25%, 11-15-13	6,000	6,423,540
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,
5.25%, 11-15-14	4,000	4,274,960
Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds, Collegiate Academy of
      Colorado Project, A Charter School Created by Jefferson
      County School District R-1, Jefferson County, State of Colorado,
      Series 2002,

7.5%, 12-15-31	3,000	3,440,820
Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds, Collegiate Academy of
      Colorado Project, A Charter School Created by Jefferson
      County School District R-1, Jefferson County, State of Colorado,
      Series 2002,

7.375%, 12-15-21	1,000	1,142,370
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Stargate Charter School Project, Series 2002,
6.125%, 5-1-33	1,000	1,033,510
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Stargate Charter School Project, Series 2002,
6.0%, 5-1-22	1,605	1,656,585
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,390	4,583,028
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,547	3,682,282
Arista Metropolitan District (in the City and County of Broomfield, Colorado), Special Revenue Bonds, Series 2005,
6.75%, 12-1-35	3,575	3,661,265
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,387,909
Northwest Metropolitan District No. 3 (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2005,
6.25%, 12-1-35	3,000	3,019,590
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,192,640
Adonea Metropolitan District No. 2 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2005A,
6.25%, 12-1-35	2,000	1,981,140
Cordillera Mountain Metropolitan District (Eagle County, Colorado), Subordinate Limited Tax (Convertible to Party Unlimited Tax), General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	1,420	1,527,324
Castle Oaks Metropolitan District in the Town of Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2005,
6.125%, 12-1-35	1,000	998,430
Castle Oaks Metropolitan District in the Town of Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2005,
6.0%, 12-1-25	500	499,965
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12-1-33	1,245	1,296,443
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,278,585
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12-1-35	1,100	1,104,939
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,052,370
Beacon Point Metropolitan District (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2005A,
6.125%, 12-1-25	1,000	1,007,680
High Plains Metropolitan District (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2005A,
6.125%, 12-1-25	1,000	1,007,680
Deer Creek Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Series 2000,
7.625%, 12-1-19	750	895,755
		51,148,810

Connecticut - 2.20%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,256,825
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,645,150
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care Issue, Series B,
5.375%, 7-1-17	1,580	1,569,967
		9,471,942

Florida - 2.63%

Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,576,450
State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds, 2000 Series A,
5.125%, 6-1-19	4,930	5,277,812
Capital Trust Agency, Housing Revenue Bonds (Atlantic Housing Foundation Properties), Subordinate Series 2005,
4.48%, 7-1-40	465	465,000
		11,319,262

Georgia - 1.64%

Brunswick and Glynn County Development Authority, First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project) Series 2004A,
7.25%, 1-1-35	4,625	4,749,783
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A
7.4%, 1-1-34	1,650	1,749,148
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A
7.4%, 1-1-24	510	545,267
		7,044,198

Illinois - 2.72%

Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	2,975	3,033,578
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	1,000	1,011,380
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,182,600
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,153,420
Village of Hodgkins, Cook County, Illinois, Tax Increment Revenue Refunding Bonds, Series 1995A,
7.625%, 12-1-13	1,750	1,785,000
Illinois Finance Authority, Revenue Bonds, Series 2005A (The Landing at Plymouth Place Project),
6.0%, 5-15-25	1,500	1,526,505
		11,692,483

Iowa - 1.61%

City of Cedar Rapids, Iowa, First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project)
5.875%, 7-1-28	5,000	4,265,850
City of Cedar Rapids, Iowa, First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project)
6.5%, 7-1-33	2,655	2,655,743
		6,921,593

Kansas - 1.30%

City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Aberdeen Village, Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,870,651
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
6.5%, 1-15-28 (A)	4,145	1,668,362
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
5.75%, 1-15-06 (A)	75	30,187
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
6.375%, 1-15-20 (A)	60	24,150
		5,593,350

Louisiana - 0.93%

Louisiana Local Government Environmental Facilities and
      Community Development Authority, Multifamily Housing
      Revenue Bond Anticipation Notes (Kingston Point and
      Camelot Apartments Project), Series 2001A,

6.25%, 1-1-06	4,000	4,000,000

Maine - 1.55%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series1999A
7.55%, 1-1-29	5,000	5,581,950
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series1999A
7.5%, 1-1-19	1,000	1,091,860
		6,673,810

Maryland - 0.36%

Maryland Economic Development Corporation, Senior Lien Revenue Bonds (Rocky Gap Golf Course and Hotel/Meeting Center Project), Series 1996A,
8.375%, 10-1-09 (A)	3,250	1,527,500

Massachusetts - 2.49%

Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Reeds Landing Project, Series 1993,
7.35%, 10-1-28	7,200	7,143,840
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds,
5.6%, 12-1-19	2,500	2,534,250
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds,
5.5%, 12-1-13	1,000	1,017,550
		10,695,640

Michigan - 0.65%

Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9-1-17	2,820	2,791,462

Missouri - 16.17%

Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,605,840
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
6.0%, 3-1-15	1,000	1,068,170
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
5.25%, 3-1-25	500	518,575
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson, Missouri (Branson Landing Project), Series 2004A,
5.5%, 12-1-24	2,000	2,105,700
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson, Missouri (Branson Landing Project), Series 2004A,
5.625%, 12-1-28	1,000	1,060,010
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri - Branson Landing Project), Series 2005A,
6.0%, 6-1-20	1,000	1,151,950
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,228,226
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase IV, Series 2000B,
5.125%, 4-1-22	875	921,419
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,635,350
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
6.5%, 1-1-35	1,500	1,558,905
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
6.25%, 1-1-24	1,000	1,033,290
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,548,350
The Industrial Development Authority of the City of Kansas City, Missouri, Multifamily Housing Revenue Bonds (Village Green Apartments Project), Series 1998,
6.25%, 4-1-30	3,255	2,465,207
City of Harrisonville, Missouri, Tax Increment Financing Improvement Revenue Notes (Harrisonville Towne Center Project), Series 2005,
5.0%, 7-1-07	6,860	6,886,685
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,210,450
The Industrial Development Authority of St. Joseph, Missouri, Tax Increment Revenue Bonds, Series 2005B (The Shoppes at North Village Project),
5.5%, 11-1-27	1,000	994,880
The Industrial Development Authority of St. Joseph, Missouri, Tax Increment Revenue Bonds, Series 2005B (The Shoppes at North Village Project),
5.375%, 11-1-23	1,000	991,880
City of Carthage, Missouri Hospital Revenue Bonds, Series 2005,
5.75%, 4-1-22	5,000	4,978,600
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,103,080
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.0%, 3-1-19	2,610	2,655,179
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	1,000	1,017,130
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,508,928
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,795,202
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
6.1%, 3-1-25	1,390	1,424,124
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
5.6%, 3-1-17	685	693,754
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
5.6%, 3-1-11	425	425,531
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,243,010
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,086,400
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,045,720
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.375%, 9-1-19	1,000	1,006,470
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.75%, 9-1-24	750	752,700
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.875%, 9-1-26	250	252,045
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	1,695	1,697,763
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,683,357
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005,
5.0%, 10-1-20	800	802,632
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005,
5.25%, 4-1-25	400	391,264
		69,547,776

Nevada - 0.84%

Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003,
5.8%, 8-1-15	2,000	2,060,340
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003,
6.375%, 8-1-23	1,500	1,542,885
		3,603,225

New Hampshire - 1.25%

New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A
5.75%, 7-1-22	2,000	2,070,540
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A
5.0%, 7-1-12	625	642,769
Business Finance Authority of the State of New Hampshire, Revenue Bonds (Franklin Regional Hospital Association Project), Series A,
6.05%, 9-1-29	1,945	1,923,119
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	845	725,179
		5,361,607

New Jersey - 4.86%

New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT),
5.5%, 4-1-12	5,955	6,260,611
New Jersey Economic Development Authority, Economic Development Bonds, First Mortgage Revenue Fixed Rate Refunding Bonds (Winchester Gardens at Ward Homestead Project), Series 1996A,
8.625%, 11-1-25	3,000	3,187,470
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT),
6.375%, 4-1-18	2,385	2,825,009
New Jersey Economic Development Authority, Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A,
5.875%, 1-1-37	1,230	1,255,977
New Jersey Economic Development Authority, Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A,
5.75%, 1-1-25	710	728,524
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	5,581,550
Camden County Improvement Authority, Health Care Redevelopment Project Revenue bonds, The Cooper Health System Obligated Group Issue, Series 1997,
6.0%, 2-15-27	1,000	1,047,340
		20,886,481

New York - 9.18%

Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,900	4,964,288
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	3,000	3,021,600
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,225,240
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, First Mortgage Fixed Rate Revenue Bonds (Jefferson's Ferry Project - Series 1999A),
7.2%, 11-1-19	1,500	1,620,225
Suffolk County Industrial Development Agency (New York), Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	2,012,460
Trust Inverse Certificates, beneficial ownership in Tobacco
      Settlement Financing Corporation (State of New York),
      Asset-Backed Revenue Bonds, Series 2003B-1C
      (State Contingency Contract Secured), (Fixed Rate),

5.6295%, 6-1-10 (B)	7,500	8,821,650
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.5%, 11-15-11	5,000	5,445,350
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	3,500	3,773,980
Dormitory Authority of the State of New York, Nyack Hospital Revenue Bonds, Series 1996,
6.25%, 7-1-13	1,500	1,451,340
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.75%, 8-1-31	3,500	3,624,950
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,507,947
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001A,
7.125%, 7-1-31	1,000	1,036,390
		39,505,420

North Carolina - 2.00%

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003A,
5.5%, 1-1-12	2,000	2,162,780
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003C,
5.5%, 1-1-14	2,000	2,187,680
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999D,
6.7%, 1-1-19	2,500	2,767,925
City of Durham, North Carolina, Multifamily Housing Revenue Bonds (Ivy Commons Project), Series 1997,
8.0%, 3-1-29	1,990	1,505,714
		8,624,099

Ohio - 1.13%

City of Toledo, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1998-A (Hillcrest Apartments Project),
6.125%, 12-1-29	3,860	3,107,493
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,765,582
		4,873,075

Oklahoma - 1.13%

The Oklahoma Development Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Inverness Village Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 2-1-32	4,000	3,312,360
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	1,500	1,528,200
		4,840,560

Oregon - 1.24%

Gilliam County, Oregon, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management Project), Series 2000A,
4.15%, 8-1-25	5,000	5,004,350
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
8.0%, 6-1-21 (A)	3,000	349,710
		5,354,060

Pennsylvania - 2.60%

Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2000B,
9.25%, 11-15-22	5,000	5,951,650
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital)
7.3%, 7-1-12	3,800	3,836,974
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital)
7.35%, 7-1-22	1,400	1,415,610
		11,204,234

Rhode Island - 0.81%

City of Providence, Rhode Island, Special Obligation Tax Increment Bonds, Series D,
6.65%, 6-1-16	1,955	2,018,127
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series1999,
5.75%, 10-1-14	1,400	1,448,174
		3,466,301

South Carolina - 3.50%

Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B (Tax-Exempt),
6.375%, 5-15-28	11,750	12,573,675
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1997 (McCormick Health Care Center Project),
7.0%, 3-1-18	2,530	2,483,119
		15,056,794

Tennessee - 2.72%

Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005,
6.9%, 5-1-29	3,750	3,710,925
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005,
6.8%, 5-1-19	1,955	1,941,237
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee), Gas System Revenue Bonds, Series 1996,
7.0%, 3-1-16	1,400	1,482,110
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2002,
6.25%, 9-1-32	3,930	4,546,971
		11,681,243

Texas - 9.15%

Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior LifeCare Coommunity Project), Series 2005A,
6.625%, 7-1-36	5,000	4,945,050
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior LifeCare Coommunity Project), Series 2005A,
6.5%, 7-1-26	2,000	1,981,000
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue Bonds (Carillon, Inc. Project), Series 1999A,
6.5%, 7-1-19 (A)	6,000	6,557,820
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Bonds, Series 1999,
6.375%, 5-1-35	5,000	3,739,850
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds, Series 2000A,
8.5%, 5-1-29	3,500	3,470,460
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds, Series 2000C,
6.15%, 5-1-29	2,500	2,411,175
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.5%, 11-15-29	4,000	4,335,040
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.25%, 11-15-19	1,000	1,080,620
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	3,605	3,690,474
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
5.65%, 11-15-35	1,250	1,232,162
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
5.0%, 11-15-14	835	830,817
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
4.9%, 11-15-13	835	830,650
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project) Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,647,945
Alvarado Industrial Development Corporation, Industrial Development Revenue Bonds (Rich-Mix Products of Texas, Inc. Project), Series 1996,
7.75%, 3-1-10	1,555	1,557,177
Decatur Hospital Authority, Hospital Revenue Bonds (Wise Regional Health System), Series 2004A,
5.625%, 9-1-13	1,000	1,024,640
		39,334,880

Utah - 0.22%

Carbon County, Utah, Solid Waste Disposal Facility Revenue Refunding Bonds (Sunnyside Cogeneration Associates Project), Series 1999A,
7.1%, 8-15-23	837	839,134
Carbon County, Utah, Solid Waste Disposal Facility Revenue Refunding Bonds (Sunnyside Cogeneration Associates Project), Series 1999B,
0.0%, 8-15-24	390	111,146
		950,280

Virginia - 3.15%

Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,295	3,416,915
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A,
6.125%, 1-1-35	1,100	1,131,581
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A,
6.0%, 1-1-25	500	514,610
Pocahontas Parkway Association, Route 895 Connector, Toll Road Revenue Bonds, Senior Capital Appreciation Bonds, Series 1998B,
0.0%, 8-15-18	9,000	4,495,050
Industrial Development Authority of King George County, Virginia, Variable Rate Demand Solid Waste Disposal Revenue Bonds (King George Landfill, Inc. Project), Series 2003A,
4.1%, 6-1-23	4,000	3,997,360
		13,555,516

Washington - 1.02%

Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,000	3,138,450
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,142	1,240,840
		4,379,290

Wisconsin - 0.45%

City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Light and Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,936,014

Wyoming - 0.18%

Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6-15-16	460	453,735
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
4.75%, 6-15-14	330	328,178
		781,913

TOTAL MUNICIPAL BONDS - 96.88%

		$416,692,041

(Cost: $406,150,055)

SHORT-TERM SECURITIES

Commercial Paper - 0.65%

      Utilities -- Electric

Wisconsin Electric Power Co.,
4.22%, 1-3-06	2,787	2,786,347

Municipal Obligations

      Arizona - 0.02%

The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
3.55%, 1-5-06	100	100,000

      Colorado - 2.33%

Colorado Agricultural Development Authority, Adjustable Rate Industrial Development Revenue Bonds (Royal Crest Dairy, Inc. Project), Series 1998 (UMB Bank, Colorado),
3.7%, 1-4-06	5,200	5,200,000
      Exempla General Improvement District, City of Lafayette,
            Colorado, Special Improvement District No.02-01,
            Special Assessment Revenue Refunding and Improvement
            Bonds, Series 2002 (Wells Fargo Bank, N. A.),

3.56%, 1-5-06	4,040	4,040,000
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank, National Association),
3.56%, 1-4-06	790	790,000
		10,030,000

      Texas - 0.12%

Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A-1 (Fannie Mae),
3.58%, 1-4-06	500	500,000

Total Municipal Obligations - 2.47%

		10,630,000

TOTAL SHORT-TERM SECURITIES - 3.12%

		$13,416,347

(Cost: $13,416,347)

TOTAL INVESTMENT SECURITIES - 100.00%

		$430,108,388

(Cost: $419,566,402)

Notes to Schedule of Investments

(A)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006